Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document And Entity Information
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	TWO HANDS Corp
Entity Central Index Key	0001494413
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	33 Davies Avenue
Entity Address, Address Line Two	Level 2 Toronto
Entity Address, City or Town	Ontario
Entity Address, Postal Zip Code	M4M 2A9
City Area Code	416
Local Phone Number	357-0399
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false